Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended March 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 76.30%

ASSET-BACKED SECURITIES 26.91%

Automobiles 9.61%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero Coupon		2/16/2032	$30,890		$16,311,548
CAL Receivables LLC Series 2022-1 Class B†	9.669% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	30,618,859		30,599,089
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	1,152,096
Exeter Automobile Receivables Trust Series 2020-2A Class R†	Zero Coupon		9/15/2032	35,000		19,128,298
Exeter Automobile Receivables Trust Series 2021-1 Class R	Zero Coupon		7/15/2033	11,036		8,059,808
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		12,645,752
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	4,085,295	(b)
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	23,699,000		25,295,836
Exeter Automobile Receivables Trust Series 2024-2 Class E†(c)	7.98%		10/15/2031	15,000,000		15,038,955
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	1,655,167	(b)
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	19,190,000		20,446,481
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000		3,638,709
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	1,995,870		2,043,659
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	20,000,000		20,833,094
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	5,860,000		5,872,253
Total						186,806,040

Credit Card 0.49%
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class C†	5.75%		12/15/2028	6,500,000		6,158,381
Genesis Sales Finance Master Trust Series 2021-AA Class F†	5.59%		12/21/2026	4,000,000		3,437,918
Total						9,596,299

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other 16.81%
720 East CLO Ltd. Series 2023-2A Class E†	13.966% (3 mo. USD Term SOFR + 8.57%)	#	10/15/2036		$10,000,000	$10,315,232
Affirm Asset Securitization Trust Series 2023-X1 Class CERT†	Zero Coupon		11/15/2028		453,258	9,285,081
AGL CLO 30 Ltd. Series 2024-30A Class E†	12.079% (3 mo. USD Term SOFR + 6.75%)	#	4/21/2037		13,610,000	13,609,712
AMMC CLO 23 Ltd. Series 2020-23A Class ER†	11.978% (3 mo. USD Term SOFR + 6.66%)	#	10/17/2031		7,500,000	7,548,855
AMMC CLO 30 Ltd. Series 2024-30A Class E†	13.021% (3 mo. USD Term SOFR + 7.73%)	#	1/15/2037		8,250,000	8,245,008
Atrium XV Series 15A Class E†	11.427% (3 mo. USD Term SOFR + 6.11%)	#	1/23/2031		2,000,000	1,971,369
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030		3,931,000	3,576,943
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR†	12.564% (3 mo. USD Term SOFR + 7.25%)	#	7/15/2034		5,000,000	5,006,521
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	10.525% (3 mo. USD Term SOFR + 5.20%)	#	4/25/2036		5,300,000	5,392,229
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#	7/15/2036		11,250,000	9,805,442	(b)
Carlyle U.S. CLO Ltd. Series 2021-5A Class E†	11.829% (3 mo. USD Term SOFR + 6.51%)	#	7/20/2034		8,125,000	8,169,180
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	9.187% (3 mo. USD Term SOFR + 3.90%)	#	4/23/2037		13,500,000	13,473,516
CIFC Funding Ltd. Series 2024-1A Class D†(c)	7.67% (3 mo. USD Term SOFR + 3.70%)	#	4/18/2037		6,750,000	6,735,908
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037		9,570,000	9,570,000
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(d)	1/17/2037		25,290,000	18,516,782	(b)
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	11,070,000	7,809,242
Generate CLO 13 Ltd. Series 2023-13A Class D1†	10.33% (3 mo. USD Term SOFR + 5.00%)	#	1/20/2037		$7,000,000	7,177,234

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Generate CLO 13 Ltd. Series 2023-13A Class E†	13.37% (3 mo. USD Term SOFR + 8.04%)	#	1/20/2037	$7,000,000		$7,104,661
Generate CLO 14 Ltd. Series 2024-14A Class D†	9.325% (3 mo. USD Term SOFR + 4.00%)	#	4/22/2037	13,450,000		13,448,896
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043	3,750,000		3,659,048
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	9.224% (3 mo. USD Term SOFR + 3.90%)	#	4/19/2037	12,500,000		12,500,115
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(d)	4/20/2036	16,450,000		13,573,097	(b)
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(d)	4/17/2036	22,000,000		16,565,178
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(e)	Zero Coupon		7/15/2027	2,000,000	(a)	315,610	(b)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(e)	Zero Coupon	#(d)	11/15/2027	2,153,846	(a)	170
Perimeter Master Note Business Trust	5.19%		5/15/2027	5,000,000		4,322,215
Perimeter Master Note Business Trust	8.13%		5/15/2027	25,000,000		21,120,025
Rad CLO 20 Ltd. Series 2023-20A Class D†	10.406% (3 mo. USD Term SOFR + 5.00%)	#	7/20/2036	6,500,000		6,586,868
Rad CLO 20 Ltd. Series 2023-20A Class E†	13.486% (3 mo. USD Term SOFR + 8.08%)	#	7/20/2036	11,250,000		11,549,145
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#	1/20/2037	18,914,000		16,095,560
Rad CLO 23 Ltd. Series 2024-23A Class E†	12.035% (3 mo. USD Term SOFR + 6.75%)	#	4/20/2037	4,900,000		4,943,077
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	52,622,000		39,468,068
Stratus Static CLO Ltd. Series 2024-3A Class DR†	8.918% (3 mo. USD Term SOFR + 3.60%)	#	10/20/2031	6,290,000		6,290,361
TICP CLO XI Ltd. Series 2018-11A Class E†	11.579% (3 mo. USD Term SOFR + 6.26%)	#	10/20/2031	3,175,000		3,175,000
Total						326,925,348
Total Asset-Backed Securities (cost $575,600,962)						523,327,687

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments					Shares		Fair Value
COMMON STOCKS 0.03%

Energy Equipment & Services 0.02%
Nine Energy Service, Inc.*						157,185	$352,094

Transportation Infrastructure 0.01%
ACBL Holdings Corp.						4,355	191,620
Total Common Stocks (cost $753,056)							543,714

	Interest Rate		Maturity Date		Principal Amount‡

CONVERTIBLE BONDS 0.75%

Oil & Gas 0.55%
Nabors Industries, Inc.	1.75%		6/15/2029			$14,000,000	10,640,000

Real Estate 0.20%
Sunac China Holdings Ltd. (China)†(f)	Zero Coupon		9/30/2028			18,058,440	3,837,419
Sunac China Holdings Ltd. (China)†(f)	1.00%		9/30/2032			2,852,144	185,389
Total							4,022,808
Total Convertible Bonds (cost $22,955,056)							14,662,808

CORPORATE BONDS 45.28%

Aerospace/Defense 0.11%
Spirit AeroSystems, Inc.	4.60%		6/15/2028			2,340,000	2,195,846

Airlines 1.45%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(f)	6.375%		2/1/2030			38,250,000	28,246,218

Building Materials 2.02%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			50,663,000	39,364,867

Commercial Services 2.01%
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	40,914,000	39,064,399

Diversified Financial Services 5.20%
Armor Holdco, Inc.†	8.50%		11/15/2029			$26,208,000	24,767,947
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(f)	6.50%		9/15/2024			50,793,006	48,216,511
Osaic Holdings, Inc.†	10.75%		8/1/2027			14,113,000	14,636,818
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(g)		15,000,000	13,425,000
Total							101,046,276

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 2.09%
AMC Entertainment Holdings, Inc.†	10.00%	6/15/2026	$54,218,446	$40,559,706

Environmental Control 2.13%
Madison IAQ LLC†	5.875%	6/30/2029	45,332,000	41,519,343

Internet 2.45%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	28,802,000	29,701,820
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028	17,380,000	17,901,921
Total				47,603,741

Machinery-Diversified 0.21%
SPX FLOW, Inc.†	8.75%	4/1/2030	4,066,000	4,110,173

Media 1.47%
AMC Networks, Inc.	4.25%	2/15/2029	12,673,000	8,991,078
CSC Holdings LLC†	4.625%	12/1/2030	38,487,000	19,574,842
Total				28,565,920

Oil & Gas 15.11%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	27,172,000	26,840,966
Comstock Resources, Inc.†	5.875%	1/15/2030	52,960,000	48,007,884
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,243,000	3,270,307
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	6,034,000	6,103,964
Kosmos Energy Ltd.†	7.50%	3/1/2028	9,930,000	9,629,444
Nabors Industries Ltd.†	7.50%	1/15/2028	29,803,000	27,982,090
Petroleos Mexicanos (Mexico)(f)	6.84%	1/23/2030	5,129,000	4,526,669
Precision Drilling Corp. (Canada)†(f)	6.875%	1/15/2029	7,477,000	7,470,061
Rockcliff Energy II LLC†	5.50%	10/15/2029	16,396,000	15,358,387
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(f)	9.625%	4/15/2029	51,140,000	49,450,611
Transocean, Inc.	7.50%	4/15/2031	31,628,000	29,435,089
Valaris Ltd.†	8.375%	4/30/2030	43,219,000	44,618,561
W&T Offshore, Inc.†	11.75%	2/1/2026	20,406,000	21,219,016
Total				293,913,049

Oil & Gas Services 1.91%
Nine Energy Service, Inc.	13.00%	2/1/2028	31,437,000	25,894,900
Oceaneering International, Inc.	6.00%	2/1/2028	11,470,000	11,309,472
Total				37,204,372

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Real Estate 0.22%
CIFI Holdings Group Co. Ltd. (China)(f)(h)	4.375%		4/12/2027		$2,000,000	$156,540
CIFI Holdings Group Co. Ltd. (China)(f)(h)	5.25%		5/13/2026		1,800,000	153,000
CIFI Holdings Group Co. Ltd. (China)(f)(h)	6.00%		7/16/2025		7,000,000	577,500
Kaisa Group Holdings Ltd. (China)(f)	10.50%		1/15/2025		5,000,000	118,750
Kaisa Group Holdings Ltd. (China)(f)(h)	11.95%		11/12/2023		2,300,000	54,625
Logan Group Co. Ltd. (China)(f)(h)	4.50%		1/13/2028		4,000,000	390,000
Logan Group Co. Ltd. (China)(f)(h)	5.25%		2/23/2023		8,000,000	800,000
Shimao Group Holdings Ltd. (Hong Kong)(f)(h)	3.45%		1/11/2031		7,277,000	291,080
Shimao Group Holdings Ltd. (Hong Kong)(f)(h)	5.20%		1/16/2027		26,223,000	1,022,697
Sunac China Holdings Ltd. (China)†(f)	6.00%		9/30/2026		713,036	81,999
Sunac China Holdings Ltd. (China)†(f)	6.25%		9/30/2027		713,036	75,974
Sunac China Holdings Ltd. (China)†(f)	6.50%		9/30/2027		1,426,076	128,347
Sunac China Holdings Ltd. (China)†(f)	6.75%		9/30/2028		2,139,115	160,434
Sunac China Holdings Ltd. (China)†(f)	7.00%		9/30/2029		2,139,115	149,738
Sunac China Holdings Ltd. (China)†(f)	7.25%		9/30/2030		1,004,836	69,665
Total						4,230,349

Retail 6.63%
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027		33,820,000	33,520,568
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		48,807,000	39,842,618
LBM Acquisition LLC†	6.25%		1/15/2029		4,870,000	4,570,823
Park River Holdings, Inc.†	5.625%		2/1/2029		37,323,000	31,775,474
Park River Holdings, Inc.†	6.75%		8/1/2029		21,640,000	19,272,398
Total						128,981,881

Telecommunications 2.27%
Altice France Holding SA	8.00%		5/15/2027	EUR	4,900,000	1,768,394
Viasat, Inc.†	7.50%		5/30/2031		$58,324,000	42,333,770
Total						44,102,164
Total Corporate Bonds (cost $891,859,646)						880,708,304

FLOATING RATE LOANS(i) 2.36%

Aerospace/Defense 0.78%
Kaman Corp. 2024 Term Loan	–	(j)	3/27/2031		15,149,000	15,182,176

Diversified Financial Services 0.58%
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan	–	(j)	3/19/2031		11,234,000	11,266,803

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Internet Companies 0.87%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.677% (1 mo. USD Term SOFR + 6.25%)		11/5/2029	$17,000,001		$16,936,251

Machinery: Diversified 0.00%
LSF12 Badger Bidco LLC Term Loan B	–	(j)	8/30/2030	8,983		9,028

Pharmaceuticals 0.08%
Canopy Growth Corp. Term Loan (Canada)(f)	13.945% (1 mo. USD Term SOFR + 8.50%)		3/18/2026	1,942,369		1,605,689

Recreation & Travel 0.05%
United FP Holdings LLC 2019 2nd Lien Term Loan	14.074% (3 mo. USD Term SOFR + 8.50%)		12/30/2027	1,000,000		830,001
Total Floating Rate Loans (cost $42,464,083)						45,829,948

INVESTMENTS IN AFFILIATED UNDERLYING FUNDS 0.33%
Lord Abbett Private Credit Fund 1, LP(k)(l) (cost $6,472,738)				6,472,738	(m)	6,472,738

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.59%
CF Trust Series 2019-BOSS Class B1A†	16.873% (1 mo. USD Term SOFR + 11.55%)	#	12/15/2024	1,100,000		1,062,527
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(n)	6/10/2027	614,619		13,204
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.141% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	9,722,408	(b)
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,857,477		624,930
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000		4,758
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,905,203)						11,427,827

	Dividend Rate			Shares

PREFERRED STOCKS 0.05%

Transportation Infrastructure
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891		1,032,915

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Specialty Retail
Chinos Intermediate Holdings A, Inc.* (cost $34,899)	$3.20	12/31/2099	9,971	$25,755
Total Long-Term Investments (cost $1,558,442,918)				1,484,031,696

	Interest Rate	Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 19.92%

COMMERCIAL PAPER 16.74%

Chemicals 2.89%
FMC Corp.†	6.213%	4/11/2024	$14,600,000	14,575,261
International Flavors & Fragrances, Inc.†	6.093%	4/3/2024	7,750,000	7,747,417
International Flavors & Fragrances, Inc.†	6.103%	4/3/2024	14,500,000	14,495,167
International Flavors & Fragrances, Inc.†	6.211%	4/2/2024	19,461,000	19,457,702
Total				56,275,547

Electronics 2.24%
Arrow Electronics, Inc.†	5.842%	4/2/2024	28,975,000	28,970,372
Jabil, Inc.†	6.093%	4/5/2024	14,600,000	14,590,267
Total				43,560,639

Gas 1.20%
National Fuel Gas Co.	5.999%	4/4/2024	15,500,000	15,492,379
National Fuel Gas Co.	6.105%	4/2/2024	1,265,000	1,264,789
WGL Holdings, Inc.†	6.002%	4/3/2024	3,975,000	3,973,697
WGL Holdings, Inc.†	6.002%	4/4/2024	2,500,000	2,498,771
Total				23,229,636

Hand/Machine Tools 2.16%
Stanley Black & Decker, Inc.†	5.995%	4/8/2024	8,000,000	7,990,822
Stanley Black & Decker, Inc.†	5.999%	4/4/2024	33,975,000	33,958,296
Total				41,949,118

Home Furnishings 1.43%
Leggett & Platt, Inc.†	5.834%	4/1/2024	18,000,000	18,000,000
Whirlpool Corp.†	5.741%	4/11/2024	9,750,000	9,734,698
Total				27,734,698

Leisure Time 0.50%
Harley-Davidson Financial Services, Inc.†	6.098%	4/10/2024	9,750,000	9,735,375

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 3.02%
APA Corp.†	6.087%	4/1/2024	$4,750,000	$4,750,000
Marathon Oil Corp.†	5.955%	4/2/2024	18,500,000	18,496,988
Ovintiv, Inc.	6.202%	4/19/2024	10,000,000	9,969,600
Ovintiv, Inc.	6.22%	4/30/2024	5,550,000	5,522,728
Ovintiv, Inc.	6.241%	4/15/2024	20,000,000	19,952,400
Total				58,691,716

Retail 2.05%
Walgreens Boots Alliance, Inc.†	6.525%	4/18/2024	10,000,000	9,969,778
Walgreens Boots Alliance, Inc.†	6.53%	4/5/2024	30,000,000	29,978,667
Total				39,948,445

Shipbuilding 1.25%
Huntington Ingalls Industries, Inc.†	5.884%	4/1/2024	24,355,000	24,355,000
Total Commercial Paper (cost $325,480,174)				325,480,174

REPURCHASE AGREEMENTS 3.18%
Repurchase Agreement dated 3/28/2024, 5.230% due 4/1/2024 with Barclays Bank PLC collateralized by $42,709,000 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $42,840,000; proceeds: $42,024,407 (cost $42,000,000)			42,000,000	42,000,000
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $20,498,600 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $20,253,208; proceeds: $19,862,186 (cost $19,856,008)			19,856,008	19,856,008
Total Repurchase Agreements (cost $61,856,008)				61,856,008
Total Short-Term Investments (cost $387,336,182)				387,336,182
Total Investments in Securities 96.22% (cost $1,945,779,100)				1,871,367,878
Other Assets and Liabilities – Net(o) 3.78%				73,588,697
Net Assets 100.00%				$1,944,956,575

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $1,519,867,065, which represents 78.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
*	Non-income producing security.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(j)	Interest Rate to be determined.
(k)	Affiliated issuers (See Note 3).
(l)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $6,472,738 or 0.33% of net assets.
(m)	Principal amount represents partnership interest.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Buy Protection at March 31, 2024(1):

Referenced Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	$35,000,000	$(91,769)	$(79,525)	$(171,294)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2027	10,000,000	(11,736)	(49,933)	(61,669)
General Motors Co.(4)	Bank of America	5.00%	6/20/2028	25,000,000	(2,781,638)	(1,220,447)	(4,002,085)
General Motors Co.(4)	Bank of America	5.00%	12/20/2028	5,000,000	(592,662)	(253,768)	(846,430)
					$(3,477,805)	$(1,603,673)	$(5,081,478)

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at March 31, 2024(1):

Referenced Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2024	$3,946,000	$(119,004)	$79,014	$(39,990)
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	6/20/2025	5,000,000	(136,275)	(17,595)	(153,870)
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	6/20/2025	12,000,000	(797,563)	428,274	(369,289)
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	6,900,000	(588,951)	187,832	(401,119)
Transocean, Inc.(4)	Bank of America	1.00%	12/20/2028	15,000,000	(1,650,524)	219,574	(1,430,950)
					$(3,292,317)	$897,099	$(2,395,218)
10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $914,694. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $1,621,268.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	8,034,000	$5,976,718	$5,934,361	$42,357
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	2,150,000	1,591,387	1,588,110	3,277
Euro	Sell	Barclays Bank plc	5/22/2024	3,147,000	3,453,410	3,401,757	51,653
Euro	Sell	Morgan Stanley	5/22/2024	56,272,000	61,022,572	60,827,359	195,213
Euro	Sell	Morgan Stanley	5/22/2024	3,495,000	3,791,904	3,777,929	13,975
Euro	Sell	State Street Bank and Trust	5/22/2024	918,000	996,892	992,314	4,578
Euro	Sell	State Street Bank and Trust	5/22/2024	1,832,000	1,989,806	1,980,305	9,501
Euro	Sell	State Street Bank and Trust	5/22/2024	2,652,000	2,908,793	2,866,686	42,107
Euro	Sell	State Street Bank and Trust	5/22/2024	1,700,000	1,856,032	1,837,619	18,413
Euro	Sell	State Street Bank and Trust	5/22/2024	498,000	545,174	538,314	6,860
Euro	Sell	State Street Bank and Trust	5/22/2024	1,716,000	1,867,556	1,854,914	12,642
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$400,576

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Barclays Bank plc	5/22/2024	921,000	$1,003,194	$995,557	$(7,637)

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$181,065,578	$5,740,462	$186,806,040
Other	–	284,714,417	42,210,931	326,925,348
Remaining Industries	–	9,596,299	–	9,596,299
Common Stocks
Transportation Infrastructure	–	191,620	–	191,620
Remaining Industries	352,094	–	–	352,094
Convertible Bonds	–	14,662,808	–	14,662,808
Corporate Bonds	–	880,708,304	–	880,708,304
Floating Rate Loans	–	45,829,948	–	45,829,948
Investments in Affiliated Underlying Funds	6,472,738	–	–	6,472,738
Non-Agency Commercial Mortgage-Backed Securities	–	1,705,419	9,722,408	11,427,827
Preferred Stocks	–	1,032,915	–	1,032,915
Warrants	–	25,755	–	25,755
Short-Term Investments
Commercial Paper	–	325,480,174	–	325,480,174
Repurchase Agreements	–	61,856,008	–	61,856,008
Total	$6,824,832	$1,806,869,245	$57,673,801	$1,871,367,878
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(7,476,696)	–	(7,476,696)
Forward Foreign Currency Exchange Contracts
Assets	–	400,576	–	400,576
Liabilities	–	(7,637)	–	(7,637)
Total	$–	$(7,083,757)	$–	$(7,083,757)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2024

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of October 1, 2024	$23,133,411	$3,680,564	$112,500
Accrued Discounts (Premiums)	85,141	35,871	238
Realized Gain (Loss)	–	(88,576)	(11,139,380)
Change in Unrealized Appreciation (Depreciation)	(1,404,550)	(4,412)	11,712,926
Purchases	31,544,063	–	–
Sales	–	(3,623,447)	(100,000)
Transfers into Level 3(a)	15,525,606	–	9,136,124
Transfers out of Level 3(a)	(20,932,278)	–	–
Balance as of March 31, 2024	$47,951,393	$–	$9,722,408
Change in unrealized appreciation/depreciation for the period ended March 31, 2024, related to Level 3 investments held at March 31, 2024	$(1,404,550)	$–	$586,046

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	13

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity,

14

Notes to Schedule of Investments (unaudited)(continued)

inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

15

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the Fund did not have any securities on loan.

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2024:

Affiliated Issuer	Value at 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 3/31/2024	Shares as of 3/31/2024	Dividend Income	Percent Ownership at 3/31/2024
Lord Abbett Private Credit Fund 1, LP	–	$6,472,738	–	–	–	$6,472,738	6,472,738	–	0.33%

16

QPHR-CREDIT-1Q

(05/24)